Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
		Jun. 30, 2019		Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		£ 120,381	[1]	£ 104,187
Financial assets at fair value through the income statement		159,705	[1]	149,648
Derivative financial instruments	[2]	244,186	[1]	222,538
Financial assets at fair value through other comprehensive income		72,169	[1]	52,816
Trading portfolio liabilities		(42,724)	[1]	(37,882)
Financial liabilities designated at fair value		(229,853)	[1]	(216,834)
Derivative financial liabilities	[2]	(243,103)	[1]	(219,643)
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		120,381		104,187
Financial assets at fair value through the income statement		159,705		149,648
Derivative financial instruments		244,186		222,538
Financial assets at fair value through other comprehensive income		72,169		52,816
Investment property		8		9
Total assets		596,449		529,198
Trading portfolio liabilities		(42,724)		(37,882)
Financial liabilities designated at fair value		(229,853)		(216,834)
Derivative financial liabilities		(243,103)		(219,643)
Total liabilities		(515,680)		(474,359)
Quoted market prices (Level 1) [member]
Disclosure of detailed information about financial instruments [line items]
Total assets		102,376		86,524
Total liabilities		(31,540)		(26,882)
Quoted market prices (Level 1) [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		58,456		51,029
Financial assets at fair value through the income statement		10,853		8,918
Derivative financial instruments		6,004		6,813
Financial assets at fair value through other comprehensive income		27,063		19,764
Investment property		0		0
Total assets		102,376		86,524
Trading portfolio liabilities		(25,714)		(20,654)
Financial liabilities designated at fair value		(98)		(76)
Derivative financial liabilities		(5,728)		(6,152)
Total liabilities		(31,540)		(26,882)
Observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [line items]
Total assets		476,372		424,100
Total liabilities		(479,031)		(442,451)
Observable inputs (Level 2) [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		58,377		49,545
Financial assets at fair value through the income statement		140,578		131,348
Derivative financial instruments		232,481		210,510
Financial assets at fair value through other comprehensive income		44,936		32,697
Investment property		0		0
Total assets		476,372		424,100
Trading portfolio liabilities		(17,004)		(17,225)
Financial liabilities designated at fair value		(229,451)		(216,478)
Derivative financial liabilities		(232,576)		(208,748)
Total liabilities		(479,031)		(442,451)
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Total assets		17,701		18,574
Total liabilities		(5,109)		(5,026)
Significant unobservable inputs (Level 3) [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		3,548		3,613
Financial assets at fair value through the income statement		8,274		9,382
Derivative financial instruments		5,701		5,215
Financial assets at fair value through other comprehensive income		170		355
Investment property		8		9
Total assets		17,701		18,574
Trading portfolio liabilities		(6)		(3)
Financial liabilities designated at fair value		(304)		(280)
Derivative financial liabilities		(4,799)		(4,743)
Total liabilities		£ (5,109)		£ (5,026)

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]	For notes to the Financial Statements see pages 55 to 83